Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	1.79625%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$689,544.13

Principal:
Principal Collections	$15,710,128.73
Prepayments in Full	$5,982,456.28
Liquidation Proceeds	$231,149.97
Recoveries	$93,996.16
Sub Total	$22,017,731.14
Collections	$22,707,275.27

Purchase Amounts:
Purchase Amounts Related to Principal	$339,708.19
Purchase Amounts Related to Interest	$876.06
Sub Total	$340,584.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,047,859.52

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,047,859.52
Servicing Fee	$290,953.44	$290,953.44	$0.00	$0.00	$22,756,906.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,756,906.08
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,756,906.08
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,756,906.08
Interest - Class A-3 Notes	$109,263.08	$109,263.08	$0.00	$0.00	$22,647,643.00
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$22,430,843.00
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,430,843.00
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$22,342,829.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,342,829.67
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$22,279,687.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,279,687.67
Regular Principal Payment	$20,731,983.19	$20,731,983.19	$0.00	$0.00	$1,547,704.48
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,547,704.48
Residual Released to Depositor	$0.00	$1,547,704.48	$0.00	$0.00	$0.00
Total		$23,047,859.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,731,983.19
Total					$20,731,983.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,731,983.19	$45.92	$109,263.08	$0.24	$20,841,246.27	$46.16
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$20,731,983.19	$13.19	$477,218.41	$0.30	$21,209,201.60	$13.49

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$78,512,395.71	0.1738923	$57,780,412.52	0.1279743
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$292,602,395.71	0.1861587	$271,870,412.52	0.1729687

Pool Information
Weighted Average APR	2.254%	2.252%
Weighted Average Remaining Term	26.29	25.50
Number of Receivables Outstanding	30,613	29,713
Pool Balance	$349,144,122.04	$326,569,996.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$324,038,135.40	$303,306,152.21
Pool Factor	0.2032243	0.1900847

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$23,263,844.49
Targeted Overcollateralization Amount	$54,699,584.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,699,584.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$310,682.17
(Recoveries)		153	$93,996.16
Net Loss for Current Collection Period			$216,686.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7447%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6452%
Second Prior Collection Period			0.8787%
Prior Collection Period			0.6392%
Current Collection Period			0.7696%
Four Month Average (Current and Prior Three Collection Periods)			0.7332%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,731	$15,167,562.95
(Cumulative Recoveries)			$2,662,161.40
Cumulative Net Loss for All Collection Periods			$12,505,401.55
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7279%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,065.28
Average Net Loss for Receivables that have experienced a Realized Loss			$3,351.76

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.55%	340	$5,051,749.39
61-90 Days Delinquent	0.21%	40	$677,479.03
91-120 Days Delinquent	0.06%	12	$189,979.05
Over 120 Days Delinquent	0.29%	44	$938,197.12
Total Delinquent Receivables	2.10%	436	$6,857,404.59

Repossession Inventory:
Repossessed in the Current Collection Period		19	$290,900.52
Total Repossessed Inventory		28	$453,644.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2597%
Prior Collection Period			0.3430%
Current Collection Period			0.3231%
Three Month Average			0.3086%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5529%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer